T-REX 2X Long ETHZ Daily Target ETF
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated April 14, 2026
to the Prospectus and Statement of Additional Information (“SAI”)
dated January 13, 2025,
as supplemented from time to time

Please retain this Supplement with your Prospectus and SAI for future reference.

Fund Name Change

Effective immediately, the name of the Fund will change as follows:

Current Name:

T-REX 2X Long ETHZ Daily Target ETF

New Name:

T-REX 2X Long FRMM Daily Target ETF

Accordingly, all references to “ETHZ” are replaced with “FRMM,” and all references to “Ethzilla Corporation” are replaced with “Forum Markets, Inc.” throughout the Prospectus and SAI.

This name change reflects a change in the Fund’s reference asset, which has been renamed from Ethzilla Corporation to Forum Markets, Inc., along with a corresponding ticker symbol change from ETHZ to FRMM.

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For more information regarding this Notice please call 1-833-759-6110.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE.